Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies
2.
SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition and refund liabilities. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, and VIEs and VIEs’ subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

The VIE arrangements

There are uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, the Company’s wholly owned subsidiaries in the PRC, as foreign invested companies, may be deemed to be telecommunications value-added services providers in the PRC. To comply with these foreign ownership restrictions, the Company operates its online education services partially through the VIEs and their subsidiaries, in the PRC. The Company through its wholly owned subsidiaries ("WFOEs") located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders. Through below contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity's economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

In December 2025, Beijing Sunlands terminated its VIE Contractual Arrangements with Wuhan Zhibo. The shareholders of Beijing Sunlands transferred all of their shares in Beijing Sunlands to Wuhan Zhibo, resulting in Beijing Sunlands becoming a wholly owned subsidiary of Wuhan Zhibo in the same day.

As of December 31, 2025, the Group’s VIE that was material to the Group’s business and operations was Beijing Lingding.

Exclusive Technical Consultation and Service Agreement

Under the exclusive technical consultation and service agreement among WFOEs, and VIEs and the subsidiaries of VIEs, WFOEs have the exclusive right to provide, among other things, technical consultation and services to VIEs and VIEs’ subsidiaries, and VIEs and VIEs’ subsidiaries agree to accept all the consultation and services provided by WFOEs. Without WFOEs’ prior written consent, VIEs and VIEs’ subsidiaries are prohibited from engaging any third party to provide any services contemplated by this agreement. In addition, WFOEs have exclusive and proprietary ownership, rights and interests in any and all intellectual properties arising out of or created during the performance of this agreement. VIEs and VIEs’ subsidiaries agree to pay a quarterly service fee to WFOEs at an aggregate amount of a certain percentage ranging from 10% to 100% of VIEs and VIEs’ subsidiaries’ monthly revenue. Unless terminated by WFOEs, this agreement will remain effective until the dissolution of VIEs and VIEs’ subsidiaries. Without WFOEs’ prior written consent, VIEs and VIEs’ subsidiaries do not have the right to terminate this exclusive technical consultation and service agreement.

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The VIE arrangements – continued

Business Operation Agreement

Under the business operation agreement each of VIEs, VIEs’ subsidiaries and the shareholders of VIEs confirmed and agreed that, without WFOEs’ prior written consent, it shall not make any transaction that has a material adverse effect on the assets, business, personnel, obligations, rights or operations of VIEs and VIEs’ subsidiaries, including but not limited to sale or purchase of any assets or rights exceeding RMB50, incurrence of any encumbrance on any of its assets, including intellectual property rights, in favor of a third party, amendment of its articles of association or business scope, or change of its normal operation procedures. VIEs, VIEs’ subsidiaries and the shareholders of VIEs shall accept and execute opinions and instructions of WFOEs in connection with the employee engagement and dismissal, daily operations and financial management systems. The shareholders of VIEs shall elect or appoint the candidates recommended by WFOEs as VIEs’ directors and supervisors, and procure the appointment of VIEs’ chairman of the board and senior management pursuant to WFOEs’ designation. The agreement also provides that if any of the agreements among WFOEs, VIEs and the VIEs’ subsidiaries is terminated, WFOEs are entitled to terminate all of the other agreements among themselves, VIEs and VIEs’ subsidiaries. This agreement will remain binding until dissolution of VIEs and all the VIEs’ subsidiaries.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement among WFOEs, the shareholders of VIEs and the subsidiaries of VIEs, the shareholders of VIEs pledged all of their equity interests in VIEs to WFOEs as security for performance of the obligations of VIEs and their shareholders under the exclusive technical consultation and service agreements, the option agreement and the business operation agreement. The shareholders of VIEs shall instruct VIEs not to distribute any dividends and shall not approve any profit distribution plan. If any of the specified events of default occurs, WFOEs may exercise the right to enforce the pledges after giving a notice of default to the shareholders of VIEs. WFOEs may assign any and all of its rights and obligations under equity interest pledge agreement to their designee(s) at any time. The equity interest pledge agreement is binding on the shareholders of VIEs and their successors and shall be valid with respect to the shareholders of VIEs and each of their successors.

Option Agreement

Pursuant to the option agreement among WFOEs, VIEs and the shareholders of VIEs, each of the shareholders irrevocably granted WFOEs a right to purchase or designate a third party to purchase, equity interests in VIEs then held by each shareholder at once or at multiple times at any time in part or in whole at WFOEs’ sole and absolute discretion to the extent permitted by PRC laws. The shareholders of VIEs shall promptly surrender all considerations they received from the exercise of the options to WFOEs or the designated third party free of charge. Without WFOEs’ prior written consent, the shareholders of VIEs shall not, individually or collectively, make or procure VIEs to make any transaction or conduct that has a material adverse effect on the assets, liabilities, operations, equity and other legal rights of VIEs. Without WFOEs’ prior written consent, VIEs shall not enter into any contract exceeding RMB50, except the contracts in the ordinary course of the business. VIEs shall not be dissolved or liquidated without prior written consent by WFOEs. The shareholders of VIEs waive their rights of pre-emption in regard to the transfer of equity interest by any other shareholder of VIEs to WFOEs as instructed.

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The VIE arrangements – continued

Powers of Attorney

Pursuant to the powers of attorney executed by the shareholders of VIEs, the shareholders of VIEs each irrevocably authorized WFOEs to act on their respective behalf as exclusive agent and attorney with respect to all rights of shareholders concerning all equity interests held by each of them in VIEs, including but not limited to propose to convene shareholder meetings, accept any notice with respect to the convening and proceeding of the shareholder meeting, attend shareholder meetings, sign the shareholders resolutions on behalf of, exercise all the shareholder’s rights according to laws and regulations and VIEs’ articles of association (including but not limited to voting rights and the sale, transfer, pledge, or dispose of all equity interests held in part or in whole), and designate and appoint on their respective behalf the president, directors, supervisors, Chief Executive Officer, Chief Financial Officer and other senior management members of VIEs.

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of the general partners of entities as the shareholders of VIEs, the signing spouse confirmed and agreed that the equity interests of VIEs are the own property of their spouses and shall not constitute the jointly possessed property of the couples. The spouses also irrevocably waived any potential right or interest that may be granted by operation of applicable law in connection with the equity interests of VIEs held by their spouses.

As a result of the contractual arrangements above, WFOEs bear the economic risks and receive the economic benefits of the VIEs and are the primary beneficiary of the VIEs. Therefore, the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with VIEs and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•
VIEs and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is uncertainty as to the outcome of any such legal proceedings.
•
VIEs and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.
•
The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.
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If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate VIEs and their subsidiaries in the consolidated financial statements as the Group may lose the ability to direct the activities that most significantly affect the economic performance of the VIEs and the Group may lose the ability to receive economic benefits from VIEs.

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SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements – continued

The following financial information of the VIEs and their subsidiaries as of December 31, 2024 and 2025 and for each of the three years in the period ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2024	2025
	RMB	RMB
Cash, cash equivalents and restricted cash	44,943	13,281
Short-term investments	—	5,001
Prepaid expenses and other current assets	49,279	23,439
Total current assets	96,931	41,721
Property and equipment, net	202,781	139
Right-of-use assets	106,567	1,242
Long-term investments	30,285	22,933
Total non-current assets	356,974	24,972
Total assets	453,905	66,693
Accrued expenses and other current liabilities	228,825	102,424
Deferred revenue, current	281,776	92,472
Lease liabilities, current	7,780	354
Total current liabilities	518,381	195,250
Deferred revenue, non-current	107,441	8,917
Lease liabilities, non-current	133,994	1,085
Other non-current liabilities	1,415	100
Total liabilities	761,231	205,352

As of December 31, 2024 and 2025, the VIEs and VIEs' subsidiaries accounted for an aggregate of 21.4% and 3.3% of the Group's consolidated total assets, respectively, and 40.9% and 18.6% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	1,369,285	1,669,295	978,792
Net income	716,487	525,531	255,751
Net cash generated from operating activities	619,233	834,086	6,624
Net cash (used in)/generated from investing activities	(28,038)	102,846	(2,179)
Net cash generated from financing activities	—	—	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditor (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Foreign currency translation and transactions

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries, the VIEs and VIEs’ subsidiaries is the RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income/(loss)

in the consolidated statements of changes in shareholders’ (deficit)/equity and the consolidated statements of comprehensive income.

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Foreign currency translation and transactions – continued

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, shareholders’ deficit and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand and term deposits, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is separately reported. The Group’s restricted cash mainly represents security deposits for an investment account.

Short-term investments

Variable rate financial instruments

The Group holds investment products with variable interest rates, which are unsecured principal and no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with Accounting Standards Codification (“ASC”) 825 Financial Instruments. Changes in the fair value are recorded in the consolidated statements of operations.

Held-to-maturity investments

The Group holds deposits in banks that earn fixed interest rate return only if the Group holds them to maturity. The original maturities of deposits reported as short-term investments are greater than three months, but less than twelve months. As the Group has the positive intent and ability to hold the deposits to maturity, they are classified as held-to-maturity and recorded at amortized cost.

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Long-term investments

Available-for-sale investments

The Group holds long-term notes issued by financial institutions and classifies them as available-for-sale investments if they do not meet the criteria of either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Realized gains or losses on the sales of these debt securities are reclassified to earnings during the period in which the gain or loss is realized.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method of accounting, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into earnings and adjusts the investment carrying amount accordingly.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Held-to-maturity investments

The Group holds deposits in banks that earn fixed interest rate return only if the Group holds them to maturity. The original maturities of these deposits reported as long-term investments are greater than twelve months. As the Group has the positive intent and ability to hold the deposits to maturity, they are classified as held-to-maturity and recorded at amortized cost.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in the consolidated statements of operations.

Equity securities without readily determinable fair values

The Group elects measurement alternative to the fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the consolidated statements of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and the fair value in the consolidated statements of operations.

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Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, long-term investments except for equity method investments, other current liabilities, and long-term debt. The carrying amount of long-term debt, short-term and long-term held-to-maturity investments approximate their fair value as their interest rates are at the same level of current market yield for comparable debts and deposits. The Group carries its variable rate financial instruments, available-for-sale investments and equity securities with readily determinable fair values in long-term investments at fair value. The carrying amounts of other financial instruments, except for equity securities without readily determinable fair values approximate their fair values due to short-term maturities.

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Intangible assets, net

Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3 years
License	5 years

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Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group recognized an impairment loss on its long-lived assets of nil, nil and RMB67,931 for the years ended December 31, 2023, 2024 and 2025, respectively.

Revenue recognition

The Group follows five steps for its revenue recognition under ASC 606, Revenue from Contracts with Customers: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenue is reported net of discount, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Online education services

For online education services, the Group provides an integrated online education service package to students, including online live streaming audio-video interactive course content, recorded previous live audio-video course content, quiz banks, online chat rooms, and educational contents. The services and goods provided in the package are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming and recorded courses which are not distinct and are not sold standalone. Therefore, the Group's integrated online education services package is accounted for as a single performance obligation. The weighted average service period for interest, professional skills and professional certification preparation courses and degree- or diploma-oriented post-secondary courses was 4 months and 16 months, respectively, for the year ended December 31, 2025.

The transaction price of the integrated online education service package is determined by the contract amount net of any discount. Students are offered a full, unconditional refund within 24 hours upon enrollment and undelivered courses are eligible for refund during the entire service period, excluding registration fees. Refund liability represents the tuition fee collected by the Group which is expected to refund back to the customers as a result of the Group’s refund policy. Refund liabilities are estimated based on a historical refund ratio on a portfolio basis using the expected value method and current period experience factors, such as the anticipated cash refund that would occur in the normal course of business.

Revenues for online education services are recognized on a straight-line basis over the service period from the registration day to the day on which the service period ends.

For certain online courses, the Group provided students the right to apply for refund or cash incentive if certain pre-agreed conditions are achieved. The Group estimated the variable consideration to be earned to the extent it was probable that a significant reversal of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration was resolved and recognized revenue over time from the registration day to the day on which the service period ended on a straight-line basis. The Group's estimates of variable consideration and determination of whether to include estimated amounts in the transaction price were based largely on an assessment of the Group's anticipated performance and all information (historical, current and forecasted) that was reasonably available.

For certain online courses, the service period includes a regular period plus an extended period. The Group offers students an extended service period after the regular period if certain pre-agreed conditions are met. Based on historical passing rates and forecasted passing rates, the Group applies and categorizes the students by portfolio (1) eligible to the extended period and (2) not eligible to the extended period and estimates the portion of each portfolio. The Group recognizes the revenue on each portfolio over time from the registration day to the day on which the service is expected to end on a straight-line basis.

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Revenue recognition – continued

For certain online courses, the Group offers a bundled service including an integrated online education service package with insurance coverage for tuition refund. If certain refund conditions are met, students could claim the insurance equal to full or partial amount of the service fee. The Group identifies that the integrated online education service package and the insurance service are two separate performance obligations as students benefit from each service on its own and they are separately identifiable in the contract. The Group records revenue generated from online education services with insurance coverage on a gross basis as the Group is acting as the principal to fulfill all obligation and control all the services transferred to the students. The total service fee is allocated to each performance obligation based on selling prices, which are estimated based on the expected cost of satisfying each performance obligation plus an estimated margin. Revenues for integrated online education service and the insurance service are recognized over their respective service periods on a straight-line basis from the registration day to the day on which the service period ends as the students simultaneously receives and consumes the benefits provided by these two performance obligations. The Group's deferred costs represent the unamortized incremental sales commission relating to obtaining of customers contract, and the contract liability primarily consists of deferred revenue.

Student financing

The Group offers an installment payment option to students, under which the students obtain loans, from accredited credit sources (“Loan Companies”) for the purpose of satisfying the student’s tuition payment due. The borrowing student is obligated to repay the loan principal in installments over periods ranging from 3 months to 12 months to the Loan Companies, while the Group agrees with the Loan Companies to bear the student’s interest expense and service fees. The Loan Companies remit the tuition to the Group for students to complete the registration. The interest expense and service fees are recorded as a reduction of the transaction price.

Sales of goods

The Group also generates revenues from sales of goods, primarily consisting of printed books and learning materials. Revenues are recognized when the control of the promised goods is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods.

Other revenues

Other revenues primarily consist of commission revenue. The Group earns commission revenue by providing referral services to third party institutions. Commission revenue is recognized at a point in time when the referred students complete registration at the third party institutions, which is when the performance obligation of the Group is satisfied.

Deferred revenue

Revenues related to the Group’s online courses are recognized over time. Deferred revenue consists of tuition fees received from students for which services have not yet been provided to students.

Value added taxes (“VAT”)

The Group's services are subject to VAT at the rate of 6%, and sales of goods are calculated at 13% on revenue and paid after deducting input VAT on purchases for general-VAT-payer entities in accordance with tax rule, except that certain subsidiaries were subject to a simple VAT collection method at a rate of 3%.

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Cost of revenues

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, including but not limited to salaries and benefits paid to teachers and mentors, cost of printed books and learning materials, service fees paid to educational institutions, cooperation costs, related rental expenses, server management costs, bandwidth costs, payment processing costs, depreciations for property and equipment and amortizations for intangible assets.

Product development expenses

Product development expenses primarily consist of (i) salaries and benefits for innovation and development of course content, product and technology development personnel, and (ii) office rental, general expenses and depreciation and amortization expenses associated with the product development activities. The Group’s product development activities primarily consist of the development and enhancement of the Group’s educational content, applications and platforms. The Group has expensed all product development expenses when incurred.

Sales commission

The incremental sales commission relating to obtaining the customer contract and expected to be recovered is accounted for as an incremental cost of obtaining a contract and is capitalized as deferred costs when incurred. The capitalized cost is amortized in the same manner as the revenue recognized and is included in “sales and marketing expenses” in the consolidated statements of operations.

Other sales commission incurred regardless of whether the contract was obtained is recognized as an expense when incurred.

Advertising expenditure

Advertising expenditure, mainly including search engine marketing and mobile marketing expenses, is expensed when incurred and is included in sales and marketing expenses in the consolidated statements of operations. Advertising expenses were RMB556,088, RMB588,918 and RMB536,446 for the years ended December 31, 2023, 2024 and 2025, respectively.

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) salaries and benefits for sales and marketing personnel, (ii) search engine marketing and mobile marketing expenses and other advertising expenses, (iii) office rental, general expenses and depreciation and amortization expenses associated with the sales and marketing activities.

Leases

The Group leases administrative office spaces and enrollment centers in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception. The Group has lease agreements with lease and non-lease components, which are generally accounted for separately. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. Operating lease right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

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Government subsidies

For the government subsidies not subject to further performance obligations or future returns, the Group records the amounts as other income when received from local government authority. Government subsidies received and recorded as other income amounted to RMB6,045 and RMB2,133 and RMB1,484 for the years ended December 31, 2023, 2024 and 2025, respectively.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and unrealized loss on available-for-sale investments and is reported in the consolidated statements of comprehensive income. The Group presents the components of net income, the components of other comprehensive income/(loss) and total comprehensive income in two separate but consecutive statements.

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. To calculate the number of shares for diluted income per share, the effect of the share options is computed using the treasury stock method.

The effect of potential issuances of shares for the share options was anti-dilutive, and therefore basic and diluted income per share were the same for the years ended December 31, 2023, 2024 and 2025.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on a straight-line basis with a corresponding impact reflected in additional paid-in capital.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB147,737 and RMB211,175, which were denominated in RMB at December 31, 2024 and 2025, representing 29.1% and 36.7% of the cash and cash equivalents at December 31, 2024 and 2025, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and receivables from third party payment agencies. The Group places its cash and cash equivalents, restricted cash and short-term investments in financial institutions with high credit ratings.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended December 31.

2.
SIGNIFICANT ACCOUNTING POLICIES - continued

Recently adopted accounting guidance

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid, Income from continuing operations before income tax expense and Income tax expense from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Group’s fiscal years beginning after December 15, 2024. Early adoption is permitted. Beginning January 1, 2025, the Group adopted ASU 2023-09 prospectively.The adoption did not have a material impact on the consolidated financial statements, and the required disclosures are included in Note 18.

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The amendments in this ASU are intended to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. For interim and annual reporting periods, an entity shall disaggregate, in a tabular format disclosure in the notes to financial statements, all relevant expense captions presented on the face of the income statement in continuing operations into the purchases of inventory, employee compensation, depreciation, amortization, and depletion. This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements. The Company is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity can elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those fiscal years. Early adoption is permitted. This ASU should be applied prospectively. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company is currently in the process of evaluating the disclosure impact of adopting ASU 2025-10.